Financial instruments - risk management	12 Months Ended
Dec. 31, 2018
Financial Instruments - Risk Management
Financial instruments - risk management
21	Financial instruments - risk management

The Group is exposed through its operations to the following financial risks:

●	Credit risk
●	Foreign exchange risk
●	Liquidity risk

In common with all other businesses, the Group is exposed to risks that arise from its use of financial instruments. This note describes the Group's objectives, policies and processes for managing those risks and the methods used to measure them. The Board does not believe that its risk exposure to financial instruments, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note has changed in the past year.

Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

●	Trade and other receivables
●	Cash and cash equivalents
●	Trade and other payables
●	Accruals
●	Loans and borrowings
●	Derivative financial liability

A summary of the financial instruments held by category is provided below:

Financial assets - amortised cost

	2018	2017	2016
	£'000	£'000	£’000
Cash and cash equivalents	2,343	13,204	17,608
Trade receivables	89	2,232	1,428
Total financial assets	2,432	15,436	19,036

Financial liabilities - amortised cost

	2018	2017	2016
	£'000	£'000	£’000
Trade payables	286	2,271	3,268
Other payables	-	1,141	1,166
Accruals	1,025	3,090	2,003
Borrowings	1,252	6,546	2,158
Total financial liabilities - amortised cost	2,563	13,048	8,595

Financial liabilities – fair value through profit and loss – current

	2018	2017	2016
	£'000	£'000	£’000
Equity settled derivative financial liability	-	-	400

General objectives, policies and processes

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Group’s management.

The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Group’s competitiveness and flexibility. Further details regarding these policies are set out below:

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 20:

Financial liabilities	Fair value as at 31/12/2018	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Given that the fair value of the equity settled financial derivative liability is nil, it is not sensitive to changes in volatility or expected life. In 2016, if the above unobservable volatility input to the valuation model had been 10% higher while all other variables were held constant, the carrying amount of shares would have increased by £94k. If the above unobservable expected life input to the valuation model had been 1 year shorter while all other variables were held constant, the carrying amount of shares would have decreased by £133k.

Changing the unobservable risk free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2017: nil, 2016: increase by £2k).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to a business combination.

Credit risk

Credit risk is the risk of financial loss to the Group if a development partner or a counterparty to a financial instrument fails to meet its contractual obligations. The Group is mainly exposed to credit risk from amounts due from collaborative partners which is deemed to be low.

Credit risk also arises from cash and cash equivalents and deposits with banks and financial institutions. For banks and financial institutions, only independently rated parties with high credit status are accepted.

The Group does not enter into derivatives to manage credit risk.

The consolidated entity recognises a loss allowance for expected credit losses on financial assets which are either measured at amortised cost or fair value through other comprehensive income. The measurement of the loss allowance depends upon the consolidated entity's assessment at the end of each reporting period as to whether the financial instrument's credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain.

Where there has not been a significant increase in exposure to credit risk since initial recognition, a 12-month expected credit loss allowance is estimated. This represents a portion of the asset's lifetime expected credit losses that is attributable to a default event that is possible within the next 12 months. Where a financial asset has become credit impaired or where it is determined that credit risk has increased significantly, the loss allowance is based on the asset's lifetime expected credit losses. The amount of expected credit loss recognised is measured on the basis of the probability weighted present value of anticipated cash shortfalls over the life of the instrument discounted at the original effective interest rate. For financial assets measured at fair value through other comprehensive income, the loss allowance is recognised within other comprehensive income. In all other cases, the loss allowance is recognised in profit or loss.

Quantitative disclosures of the credit risk exposure in relation to financial assets are set out in note 14. This includes details regarding trade and other receivables, which are neither past due nor impaired.

The total exposure to credit risk of the Group is equal to the total value of the financial assets held at each year end as noted above.

Cash in bank

The Group is continually reviewing the credit risk associated with holding money on deposit in banks and seeks to mitigate this risk by holding deposits with banks with high credit status.

Foreign exchange risk

Foreign exchange risk arises because the Group has a material operation located in Bilbao, Spain, and had operations in the US whose functional currencies are not the same as the functional currency of the Group. The Group’s net assets arising from such overseas operations are exposed to currency risk resulting in gains or losses on retranslation into sterling. Given the levels of materiality, the Group does not hedge its net investments in overseas operations as the cost of doing so is disproportionate to the exposure.

Foreign exchange risk also arises when individual Group entities enter into transactions denominated in a currency other than their functional currency; the Group’s transactions outside the UK to the US, Europe and Australia drive foreign exchange movements where suppliers invoice in currency other than sterling. These transactions are not hedged because the cost of doing so is disproportionate to the risk.

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2018	2017	2016
	£'000	£'000	£’000
Cash and cash equivalents:
Pounds Sterling	457	6,116	10,229
US Dollar	1,421	5,362	2,186
Euro	459	1,632	5,143
Other	6	94	50
Total	2,343	13,204	17,608

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December 2018, these exposures were as follows:

	2018	2017	2016
	£'000	£'000	£’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	1,421	4,459	(206)
Euro	552	(362)	2,655
Other	8	95	58
Total	1,981	4,192	2,507

Foreign currency sensitivity analysis

The most significant currencies in which the Group transacts, other than Pounds Sterling, are the US Dollar and the Euro. The Group also trades in other currencies in small amounts as necessary.

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2018	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	-	168	-
Total equity	142	168	-

Year ended 31 December 2017	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	307	(89)	-
Total equity	307	(89)	-

Year ended 31 December 2016	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	521	(73)	(55)
Total equity	521	(73)	(55)

The sale of the Midatech Pharma US, Inc. operation prior to 31 December 2018 resulted in there not being any US Dollar denominated assets or liabilities to report on at year end other than a US Dollar cash balance held by Midatech Pharma PLC. In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year-end exposure does not reflect the exposure during the year.

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. It is the Group’s aim to settle balances as they become due.

In Q1 2019, the Company completed a Subscription, Placing and Open Offer which raised £13.4m before costs. The Group’s current financial position is such therefore, that the Board does not consider there to be a short-term liquidity risk. However, the Board will continue to monitor long term cash projections in light of the development plan and will consider raising funds as required to fund long term development projects. Development expenditure can be curtailed as necessary to preserve liquidity.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2018	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	1,311	-	-	-	-
Bank loans	3	2	-	-	-
Finance leases	22	65	79	117	-
Government research loans	44	240	406	414	-
Total	1,380	307	485	531	-

2017	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,502	-	-	-	-
Bank loans	120	359	2,201	3,926	-
Finance leases	16	25	30	-	-
Government research loans	43	268	467	545	47
Total	6,681	649	2,698	4,471	47

2016	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,437	-	-	-	-
Bank loans	3	8	11	4	-
Finance leases	7	26	30	33	-
Government research loans	-	449	269	761	393
Total	6,447	483	310	798	393

More details with regard to the line items above are included in the respective notes:

●	Trade and other payables – note 17
●	Loans and borrowings – note 18

Capital risk management

The Group monitors capital which comprises all components of equity (i.e. share capital, share premium, foreign exchange reserve and accumulated deficit).

The Group’s objectives when maintaining capital are:

●	to safeguard the entity’s ability to continue as a going concern; and
●	to have sufficient resource to take development projects forward towards commercialisation.

The Group continues to incur substantial operating expenses. Until the Group generates positive net cash inflows from the commercialisation of its products it remains dependent upon additional funding through the injection of equity capital and government funding. The Group may not be able to generate positive net cash inflows in the future or to attract such additional required funding at all, or on suitable terms. In such circumstances the development programmes may be delayed or cancelled, and business operations cut back.

The Group seeks to reduce this risk by keeping a tight control on expenditure, avoiding long-term supplier contracts (other than clinical trials), prioritising development spend on products closest to potential revenue generation, obtaining government grants (where applicable), maintaining a focused portfolio of products under development and keeping shareholders informed of progress.

There have been no changes to the Group’s objectives, policies and processes for managing capital and what the Group manages as capital, unless otherwise stated in this note, since the previous year.